UNAUDITED CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Perfect class A ordinary shares
Statement [Line Items]
Ordinary shares (in USD per share)	$ 0.1	$ 0.1
Perfect class B ordinary shares
Statement [Line Items]
Ordinary shares (in USD per share)	$ 0.1	$ 0.1